S-K 1604(c) De-SPAC Dilution $ / shares in Units, $ in Thousands	Mar. 31, 2026 USD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	11,067,500
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ (0.51)
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	34,313,492
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 9.13
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share (in Dollars per share) | $ / shares	10
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 0.87
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ (5,656)
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 313,270
No Redemption [Member] | Shareholder Redemptions [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 9.13
De-SPAC, Number of Shares Used, Adjustment | shares	0
No Redemption [Member] | PIPE Financing [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ 240,000
De-SPAC, Number of Shares Used, Adjustment | shares	24,000,000
No Redemption [Member] | Reclassification of Unredeemed Public Shares of PCSC to Permanent Equity [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ 84,521
No Redemption [Member] | Payment of Transaction Expenses of PCSC, Net of Associated Liabilities [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ (5,595)
No Redemption [Member] | Extension Amendment Proposal Redemptions [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	(754,008)
Redemption at 25 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	11,067,500
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ (0.51)
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	32,345,744
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 9.03
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share (in Dollars per share) | $ / shares	10
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 0.97
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ (5,656)
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 292,126
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 9.03
De-SPAC, Number of Shares Used, Adjustment | shares	(1,967,748)
Redemption at 25 Percent of Maximum [Member] | PIPE Financing [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ 240,000
De-SPAC, Number of Shares Used, Adjustment | shares	24,000,000
Redemption at 25 Percent of Maximum [Member] | Reclassification of Unredeemed Public Shares of PCSC to Permanent Equity [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ 63,377
Redemption at 25 Percent of Maximum [Member] | Payment of Transaction Expenses of PCSC, Net of Associated Liabilities [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ (5,595)
Redemption at 25 Percent of Maximum [Member] | Extension Amendment Proposal Redemptions [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	(754,008)
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	11,067,500
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ (0.51)
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	30,377,996
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 8.92
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share (in Dollars per share) | $ / shares	10
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 1.08
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ (5,656)
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 270,981
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 8.92
De-SPAC, Number of Shares Used, Adjustment | shares	(3,935,496)
Redemption at 50 Percent of Maximum [Member] | PIPE Financing [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ 240,000
De-SPAC, Number of Shares Used, Adjustment | shares	24,000,000
Redemption at 50 Percent of Maximum [Member] | Reclassification of Unredeemed Public Shares of PCSC to Permanent Equity [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ 42,232
Redemption at 50 Percent of Maximum [Member] | Payment of Transaction Expenses of PCSC, Net of Associated Liabilities [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ (5,595)
Redemption at 50 Percent of Maximum [Member] | Extension Amendment Proposal Redemptions [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	(754,008)
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	11,067,500
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ (0.51)
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	28,477,455
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 8.8
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share (in Dollars per share) | $ / shares	10
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 1.2
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ (5,656)
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 250,559
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 8.8
De-SPAC, Number of Shares Used, Adjustment | shares	(5,836,037)
Redemption at 100 Percent of Maximum [Member] | PIPE Financing [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ 240,000
De-SPAC, Number of Shares Used, Adjustment | shares	24,000,000
Redemption at 100 Percent of Maximum [Member] | Reclassification of Unredeemed Public Shares of PCSC to Permanent Equity [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ 21,810
Redemption at 100 Percent of Maximum [Member] | Payment of Transaction Expenses of PCSC, Net of Associated Liabilities [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ (5,595)
Redemption at 100 Percent of Maximum [Member] | Extension Amendment Proposal Redemptions [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	(754,008)